Other current assets (Tables)	12 Months Ended
Feb. 28, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	As of February 29, 2024	As of February 28, 2025	As of February 28, 2025
	S$	S$	US$

Deposits	6,548	6,548	4,852
GST receivables	848	8,792	6,516
	7,396	15,340	11,368